Share capital and share premium (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2020	Jun. 22, 2020	Dec. 31, 2019
Disclosure of classes of share capital [Line Items]
Value of shares authorised	$ 2,200		$ 2,200
Par value per share		$ 0.35
Common shares
Disclosure of classes of share capital [Line Items]
Value of shares authorised	$ 2,000		2,000
Number of shares authorised	500,000,000
Par value per share	$ 0.004
Class B Common shares
Disclosure of classes of share capital [Line Items]
Value of shares authorised	$ 100		100
Number of shares authorised	100,000,000
Par value per share	$ 0.001
Preferred shares
Disclosure of classes of share capital [Line Items]
Value of shares authorised	$ 100		$ 100
Number of shares authorised	100,000,000
Par value per share	$ 0.001